Loans Receivable - Troubled Debt Restructurings and Loan Modifications (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2018 USD ($) contract	Sep. 30, 2017 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	36	44
Pre-Modification, Outstanding Recorded Investment	$ 13,131	$ 7,878
Post-Modification, Outstanding Recorded Investment	$ 13,131	$ 7,878
TDRs That Subsequently Defaulted, Number of Contracts | contract	5	26
TDRs That Subsequently Defaulted, Recorded Investment	$ 510	$ 4,481
Single-family residential
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	27	38
Pre-Modification, Outstanding Recorded Investment	$ 5,070	$ 7,115
Post-Modification, Outstanding Recorded Investment	$ 5,070	$ 7,115
TDRs That Subsequently Defaulted, Number of Contracts | contract	4	24
TDRs That Subsequently Defaulted, Recorded Investment	$ 433	$ 4,214
Land - acquisition & development
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	0
Pre-Modification, Outstanding Recorded Investment	$ 107	$ 0
Post-Modification, Outstanding Recorded Investment	$ 107	$ 0
Land - consumer lot loans
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	2
Pre-Modification, Outstanding Recorded Investment	$ 0	$ 211
Post-Modification, Outstanding Recorded Investment	$ 0	$ 211
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	0
Pre-Modification, Outstanding Recorded Investment	$ 120	$ 0
Post-Modification, Outstanding Recorded Investment	$ 120	$ 0
TDRs That Subsequently Defaulted, Number of Contracts | contract	0	2
TDRs That Subsequently Defaulted, Recorded Investment	$ 0	$ 267
Commercial & industrial
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	4	0
Pre-Modification, Outstanding Recorded Investment	$ 7,739	$ 0
Post-Modification, Outstanding Recorded Investment	$ 7,739	$ 0
HELOC
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	4
Pre-Modification, Outstanding Recorded Investment	$ 95	$ 552
Post-Modification, Outstanding Recorded Investment	$ 95	$ 552
TDRs That Subsequently Defaulted, Number of Contracts | contract	1	0
TDRs That Subsequently Defaulted, Recorded Investment	$ 77	$ 0
Consumer
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	0
Pre-Modification, Outstanding Recorded Investment	$ 0	$ 0
Post-Modification, Outstanding Recorded Investment	$ 0	$ 0